OPTIMUM FUND TRUST

Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund
(the “Funds”)

Supplement to the Funds’ Statement of Additional Information
dated July 31, 2023

Effective immediately, the following information replaces the section in the Funds’ SAI entitled “Management of the Trust” in its entirety:

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Funds. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

As of March 31, 2024, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustees
John Leonard[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 March 1960	Trustee, President and Chief Executive Officer	Since March 9, 2023	6	Executive Director and Chairperson of Equities – Macquarie Asset Management (2017-Present) Head of Equities and Group Managing Director – UBS Asset Management (2008-2016)	None
Independent Trustees
Pamela J. Moret 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1956	Trustee	Chair since January 1, 2022 Trustee since October 1, 2013	6	Private Investor (2015–Present) Chief Executive Officer—brightpeak financial (2011–2015) Senior Vice President—Thrivent Financial for Lutherans (2002–2015)	Director and Chair—Blue Cross Blue Shield of Minnesota (2014–Present)

Kevin G. Chavers 100 Independence 610 Market Street Philadelphia, PA 19106-2354 August 1963	Trustee	Since August 26, 2021	6	Private Investor (2021–Present) Managing Director—BlackRock (Asset management) (2011–2021)	Director—Chimera Investment Corporation (2021–Present) Director—SMBC Americas Holdings, Inc. (2021–Present) Director—Toorak Capital Partners (2021–Present) Director—Freddie Mac (2022–Present)
Robert J. Christian 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1949	Trustee	Since November 1, 2007	6	Private Investor (2006-Present)	Trustee—Fund Vantage Trust (34 mutual funds) (2007–Present) Trustee—Third Avenue Trust (3 mutual funds) (2019–Present) Trustee—Third Avenue Variable Series Trust (1 mutual fund) (2019–Present)
Dianna Gonzales-Burdin 100 Independence 610 Market Street Philadelphia, PA 19106-2354 August 1961	Trustee	Since August 3, 2022	6	Private Investor (2021–Present) Managing Director—Strategic Investment Group (1991–2021)	Director—Heartland Funds (3 mutual funds) (2022–Present)

Mark K. Hancock 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1968	Trustee	Since August 3, 2022	6	President—The Glenmore Group LLC (2016-Present) Managing Director (2005-2015)— Goldman Sachs Asset Management	None
Stephen P. Mullin 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1956	Trustee	Since July 17, 2003	6	Principal—Econsult Solutions, Inc. (2020–Present) President—Econsult Solutions, Inc. (2013–2020)	None
Susan M. Stalnacker 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since December 14, 2016	6
Senior Advisor—Boston Consulting Group (2016–Present)

Vice President–Productivity & Shared Services—E.I. du Pont de Nemours and Company (2012–2016)

Vice President and Treasurer—E.I. duPont de Nemours and Company (2006–2012)
					Director—Leidos (2016–Present) Director—Bioventus (2018–Present)
Officers		Position(s) Held with the Trust		Length of Time Served	Principal Occupation(s) During the Past Five Years
David F. Connor 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 December 1963		Senior Vice President and Secretary		Senior Vice President since May 2013; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Asset Management.[3]

Daniel V. Geatens 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President, Treasurer and Chief Financial Officer	Treasurer since September 2007; Senior Vice President and Chief Financial Officer since December 2019	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.[3]
A.G. Ciavarelli 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1972	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President and General Counsel since June 2021; Assistant Secretary since December 2004	A.G. Ciavarelli has served in various capacities at different times at Macquarie Asset Management.[3]
1 The term “Fund Complex” refers to the Trust's Funds.
2 “Interested persons” of the Funds by virtue of their executive and management positions or relationships with the Funds' service providers or sub-service providers.
3 Macquarie Asset Management (MAM) is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Funds' Manager, principal underwriter, and transfer agent. Messrs. Connor and Geatens also serve in similar capacities for the Delaware Funds by Macquarie®, a fund complex that has the same Manager, principal underwriter and transfer agent as the Trust.

The following table shows each Trustee’s ownership of shares of each Fund and of the Optimum Funds complex in the aggregate as of December 31, 2022.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by Trustee in Family of Investment Companies[1]
Interested Trustees
John Leonard	None	None
Independent Trustees
Kevin G. Chavers
Optimum Large Cap Growth Fund
$1–$10,000
Optimum Large Cap Value Fund
$1–$10,000
Optimum Small-Mid Cap Growth Fund
$1–$10,000
Optimum Small-Mid Cap Value Fund
$1–$10,000
Optimum International Fund
$1–$10,000
Optimum Fixed Income Fund
$1–$10,000
$10,001-$50,000

Pamela J. Moret
Optimum Large Cap Growth Fund
$1–$10,000
Optimum Large Cap Value Fund
$10,001–$50,000
Optimum Small-Mid Cap Growth Fund
$1–$10,000
Optimum Small-Mid Cap Value Fund
$1–$10,000
Optimum International Fund
$1–$10,000
Optimum Fixed Income Fund
$1–$10,000
$10,001-$50,000
Stephen P. Mullin
Optimum Large Cap Growth Fund
$50,001–$100,000
Optimum Large Cap Value Fund
$50,001–$100,000
Optimum Small-Mid Cap Growth Fund
$10,001–$50,000
Optimum Small-Mid Cap Value Fund
$10,001 - $50,000
Optimum International Fund
$10,001–$50,000
Optimum Fixed Income Fund
Over $100,000
Over $100,000
Susan M. Stalnecker	Optimum International Fund Over $100,000	Over $100,000
Robert J. Christian
Optimum Large Cap Growth Fund
$10,001–$50,000
Optimum Large Cap Value Fund
$10,001–$50,000
Optimum Small-Mid Cap Growth Fund
$1–$10,000
Optimum Small-Mid Cap Value Fund
$10,001–$50,000
Optimum International Fund
$10,001–$50,000
Optimum Fixed Income Fund
Over $100,000
Over $100,000
Mark K. Hancock	None	None
Dianna Gonzales-Burdin	Optimum Large Cap Value Fund $10,001–$50,000 Optimum Small-Mid Cap Value Fund $10,001–$50,000 Optimum International Fund $10,001–$50,000 Optimum Fixed Income Fund $10,001–$50,000	$50,001-$100,000
[1] The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust entitled to receive compensation for the Trust’s last fiscal year. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Fund Complex[1]
Kevin C. Chavers	$123,750	None	$123,750
Robert J. Christian	$133,000	None	$133,000
Mark K. Hancock[2]	$88,364	None	$88,364
Dianna Gonzales-Burdin[2]	$86,196	None	$86,196
Pamela J. Moret	$148,000	None	$148,000
Stephen P. Mullin	$122,000	None	$122,000
Susan M. Stalnecker	$146,000	None	$146,000
 [1] Effective January 1, 2024, each independent Trustee receives a total annual retainer fee of $100,000 for serving as a Trustee, plus $6,000 for each full Board Meeting that an independent Trustee participates in ($2,000 per special meeting). Members of the Audit Committee (including the Committee Chair) receive additional annual compensation of $17,000. In addition, the Chair of the Audit Committee receives an annual retainer of $13,000. Members of the Audit Committee also receive $2,000 per special meeting. Members of the Nominating and Governance Committee (including the Committee Chair) receive additional annual compensation of $8,000. In addition, the Chair of the Nominating and Governance Committee receives an annual retainer of $7,000. The Independent Chair of the Board additionally receives an annual retainer of $26,000.
2 Mr. Hancock and Ms. Gonzales-Burdin joined the Board effective August 2022.

Board Leadership Structure

Board Chair: Ms. Moret, an Independent Trustee, serves as Chair of the Board. The Chair, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Chair also conducts meetings of the Board. The Chair also generally serves as a liaison between outside Trustees, Fund officers and counsel.

Size and composition of Board: The Board is currently comprised of 8 Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee’s normal retirement date. The Trustees also regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. Please see the following chart regarding the current diversity of the Board of Trustees:

Board Diversity Matrix
Total Number of Directors = 8	Number of Directors
	Female	Male	Non-Binary	Did Not Disclose Gender
Part I: Gender Identity
Directors	3	5
Part II: Demographic Background
African American or Black		1
Alaskan Native or American Indian
Asian
Hispanic or Latinx	1
Native Hawaiian or Pacific Islander
White	2	4
Two or More Races or Ethnicities
LGBTQ+
Did Not Disclose Demographic or Background

Committees: The Board has established committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Funds. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board. The Board has the following committees:

Audit Committee: This Committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The Trust's Audit Committee consists of the following four Independent Trustees: Susan M. Stalnecker, Chair; Robert J. Christian; Mark K. Hancock; and Pamela J. Moret. The Audit Committee held five meetings during the Trust's last fiscal year.

Nominating and Governance Committee: The Committee conducts a variety of activities, including but not limited to: reviewing the Funds' Chief Compliance Officer compensation; overseeing the Board's annual self-assessment; reviewing and recommending any changes to Trustee compensation; and reviewing the performance of the Independent Trustees' counsel. The Nominating and Governance Committee also recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee's ability to serve on the Board. In particular, Messrs. Leonard, Christian, Chavers, and Hancock and Ms. Moret and Gonzales-Burdin have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at Drexel University, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Ms. Stalnecker was employed by E.I. du Pont de Nemours & Co., serving in numerous senior roles during her tenure, including Vice President and Treasurer, and most recently as Vice President of Corporate Productivity and Hospitality. She also serves on the Board of Directors of Leidos and Bioventus. The Nominating and Governance Committee consists of the following three Independent Trustees: Kevin G. Chavers, Chair, Dianna Gonzales-Burdin, and Stephen P. Mullin. The Nominating and Governance Committee held four meetings during the last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to discuss portfolio performance, including investment risk; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Sub-Advisors, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Funds of the Trust and to provide direction with respect thereto; and (6) engaging the services of the Chief Compliance Officer of the Funds of the Trust to test the compliance procedures of the Trust and its service providers. The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. In addition, the Audit Committee reviews valuation procedures and results with the Funds' auditors in connection with such Committee's review of the results of the audit or each Fund's year-end financial statements, and meets with the Manager's internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Funds. Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board's approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Effective immediately, the following information replaces the section in the Funds’ SAI entitled “Investment Management and Other Service Providers – Administration and Transfer Agency Services” in its entirety:

Administrative and Transfer Agency Services

DIFSC, an affiliate of the Manager located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, also provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. DIFSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For providing these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust's average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion; and 0.0325% of assets over $14 billion.

In addition, DIFSC serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. DIFSC is an affiliate of the Manager and is a subsidiary of MMHI and, therefore, of Macquarie. For providing these transfer agency services, the Trust pays DIFSC a fee at an annual rate of 0.1600% of the Trust's total average daily net assets, subject to a minimum fee of $2,000 per class per Fund each month, plus out-of-pocket expenses. DIFSC will bill, and the Funds will pay, such compensation monthly.

DIFSC may also contract to compensate selling dealers for providing certain services to Fund shareholders. These payments are made out of DIFSC's compensation. In addition to the asset-based fee that LPL receives for services provided as consultant to the Manager, LPL has entered into an omnibus shareholder services agreement with DIFSC and DIFSC pays LPL compensation at an annual rate of 0.15% on the daily average assets of the Fund shareholder accounts it provides services for pursuant to the omnibus agreement.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds' transfer agency expenses.

Effective immediately, the following will replace the information in the section of the chart entitled, "Portfolio Managers – A. Other Accounts Managed – Optimum International Fund – Baillie Gifford”:

Optimum International Fund
	No. of Accounts as of March 31, 2024	Total Assets Managed	No. Of Accounts with Performance- Based-Fees	Total Assets in Accounts with Performance- Based Fees
Baillie Gifford
Donald Farquharson
Registered Investment Companies	3	$4,804 million	0	$0
Other Pooled Investment Vehicles	2	$844 million	0	$0
Other Accounts	36	$9,707 million	5	$2,628 million
Jenny Davis
Registered investment companies	3	$4,804 million	0	$0
Other pooled investment vehicles	1	$713 million	0	$0
Other accounts	32	$10,614 million	4	$2,340 million
Tom Walsh
Registered investment companies	3	$4,804 million	0	$0
Other pooled investment vehicles	1	$713 million	0	$0
Other accounts	32	$10,614 million	4	$2,340 million
Chris Davies
Registered investment companies	3	$4,804 million	0	$0
Other pooled investment vehicles	4	$1,896 million	0	$0
Other accounts	34	$10,839 million	4	$2,340 million
Steve Vaughan
Registered investment companies	3	$4,804 million	0	$0
Other pooled investment vehicles	1	$713 million	0	$0
Other accounts	32	$10,614 million	4	$2,340 million

Optimum International Fund
	No. of Accounts as of March 31, 2024	Total Assets Managed	No. Of Accounts with Performance- Based-Fees	Total Assets in Accounts with Performance- Based Fees
Roderick Snell
Registered investment companies	3	$4,804 million	0	$0
Other pooled investment vehicles	7	$6,900 million	0	$0
Other accounts	41	$18,049 million	5	$4,387 million

Please keep this supplement for future reference.

This Supplement is dated April 19, 2024.